YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus BASIC New Jersey Municipal Money Portfolio for the six-month period ended February 28, 1999. Your portfolio produced an annualized yield of 2.60% and, after taking into account the effect of compounding, the annualized effective yield was 2.63%.*

THE ECONOMY

  The American economy in the period ended February 28, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S., pervasive disinflation and action by central banks to lower interest rates in many parts of the world.

  Weakness in the world economy started in Asia with economic and financial stresses throughout most of that continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase occurred when Asian currencies dropped and short-term interest rates rose. Tentative signs of a bottoming of the crises in Asia had emerged by the end of your portfolio's fiscal year. However, Latin America had begun to weaken in the aftermath of Brazilian economic weakness.

  Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began 1998 at a modest pace and showed signs of stagnation by year-end. Even so, the new European central bank postponed any reduction in interest rates in early 1999, probably because of a desire to build anti-inflationary credibility.

  The U.S. economy over the last year grew at an impressively high rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

  The Federal Reserve Board eased monetary policy three times beginning on September 30, 1998, lowering the Federal Funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to the financial stresses that started with the Russian default in the summer of 1998 and culminated in the liquidity crisis of an overleveraged hedge fund in the September/October period. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, long-term rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  Throughout the fall, the short-term municipal market continued to feel the effects of the diminished supply of new issuance during the summer months. The overall lack of availability of suitable New Jersey-exempt investments in the one-year range held yields down for most of the period. As a result of the relatively flat yield curve that existed, we utilized the commercial paper market as a means of locking in attractive rates in the 60- to 90-day range
without    having    to    extend    out    a    full    year.

  As year-end approached, we were poised to take advantage of seasonal market weakness and extend the portfolio's average maturity when possible. However, the short-term municipal market's weakness in late December was slight and afforded us less opportunity than in prior years. This, coupled with the lack of supply of high-quality New Jersey-exempt paper, hindered our ability to extend the portfolio' s average maturity. When possible, we selectively purchased one-year notes issued by New Jersey municipalities which provided competitive market yield and which met the high standards required by our internal investment guidelines. We will continue to search for similar one-year investment opportunities which will lock in higher rates while providing an attractive return to the tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

               Very truly yours,


               [Richard J. Moynihan signature]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

March 18, 1999

New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly. There is no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Yield fluctuates.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                           FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal

Tax Exempt Investments--97.7%                                                                      Amount            Value
-------------------------------------------------------                                         _____________     _____________
Atlantic City, GO Notes 4%, 8/15/1999 (Insured; AMBAC) . . . . . . . . . . . . . . . . . .     $    2,250,000    $    2,253,991

Atlantic County Improvement Authority, Revenue, VRDN

 (Aces Pooled Government Loan Program)

  2.50% (LOC; Kredietbank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

Burlington County, BAN 4%, Series A, 6/11/1999 . . . . . . . . . . . . . . . . . . . . . .          3,724,000         3,727,611

Hudson County Improvement Authority, VRDN (Essential Purpose Pooled Government)

  2.95% (LOC; Comerica Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,700,000         4,700,000

Middlesex County, GO Notes 4%, 10/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . .          1,115,000         1,120,423

Monmouth County Improvement Authority, Revenue, VRDN
  (Aces Pooled Government Loan Program)

  2.40% (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,000,000

New Jersey Economic Development Authority:

  SWDR (Newark Recycling) 3%, 6/15/1999 (LOC; Societe Generale)  . . . . . . . . . . . . .          3,000,000         3,000,000

  VRDN:

    Dock Facility Revenue, Refunding (Bayonne/Imtt Project)

       3.15%, Series A (LOC; First Chicago Corp.) (a)  . . . . . . . . . . . . . . . . . .          7,250,000         7,250,000

    EDR, Refunding (Dow Chemical-El Dorado Terminal):

       2.80%, Series 1984A (LOC; Dow Chemical Co.) (a).  . . . . . . . . . . . . . . . . .          4,300,000         4,300,000

       2.80%, Series 1984B (LOC; Dow Chemical Co.) (a) . . . . . . . . . . . . . . . . . .          3,500,000         3,500,000

    Industrial and EDR (Merck and Co.) 3.15%, Series A and B (a).  . . . . . . . . . . . .          1,700,000         1,700,000

    Revenue:

       (Hoffman-La Roche Inc. Project) 3.15% (LOC; Bayerische Landesbank) (a)  . . . . . .          2,000,000         2,000,000

       Thermal Energy Facilities (Thermal Energy Limited Partnership)

         2.60% (LOC; First Chicago Corp.) (a)  . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

       (U.S. Golf Association Project) 2.80% (LOC; PNC Bank) (a).  . . . . . . . . . . . .          2,400,000         2,400,000

New Jersey Health Care Facilities Financing Authority, Revenue:

  Refunding (Kennedy Health System) 5.50%, Series B, 7/1/1999 (Insured; MBIA)  . . . . . .          2,275,000         2,293,496

  VRDN:

    (Hospital Capital Asset Financing):

       2.80%, Series A (LOC; Chase Manhattan Bank) (a) . . . . . . . . . . . . . . . . . .          5,500,000         5,500,000

       2.80%, Series D (LOC; Chase Manhattan Bank) (a) . . . . . . . . . . . . . . . . . .          6,000,000         6,000,000

    Refunding (Christian Health) 2.70%, Series 1997B (LOC; Valley National Bank) (a) . . .          3,700,000         3,700,000

New Jersey Sports and Exposition Authority, State Contract, VRDN

  2.75%, Series C (Insured; MBIA and Liquidity Facility; Credit Suisse) (a)  . . . . . . .          9,845,000         9,845,000

New Jersey Transportation Trust Fund Authority, Transportation System

  5%, Series A, 12/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,282,328

New Jersey Turnpike Authority, Turnpike Revenue, Refunding, VRDN

  2.60%, Series D (Insured; FGIC and SBPA; Societe Generale) (a) . . . . . . . . . . . . .          1,900,000         1,900,000

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN

 (Versatile Structure Obligation):

    3.15%, Series 2 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . .          1,300,000         1,300,000

    3.25%, Series 3 (Liquidity Facility; Morgan Guaranty Trust Co.) (a)  . . . . . . . . .          4,000,000         4,000,000

    3.25%, Series 4 (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

    3.25%, Series 6 (Liquidity Facility; Bank of Nova Scotia) (a)  . . . . . . . . . . . .          5,500,000         5,500,000

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                           FEBRUARY 28, 1999 (UNAUDITED)
                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount            Value
-------------------------------------------------------                                         _____________     _____________

Salem County Pollution Control Financing Authority, PCR, Refunding, VRDN

  (Public Service Electric and Gas)
  2.60% (BPA; Union Bank of Switzerland and Insured; MBIA) (a) . . . . . . . . . . . . . .     $    5,700,000    $    5,700,000

Somerset County Industrial Pollution Control Financing Authority, Revenue,
Refunding, VRDN

  (American Cyanamid) 2.50% (LOC; American Home Products) (a)  . . . . . . . . . . . . . .          4,300,000         4,300,000

South Jersey Transportation Authority, BAN

  2.95%, 11/3/1999 (LOC; First Union National Bank of North Carolina)  . . . . . . . . . .          2,500,000         2,500,000

State of New Jersey, CP, Series 1999A:

  2.75%, 4/8/1999 (Liquidity Facility: Bank of Nova Scotia and Commerzbank)  . . . . . . .          3,000,000         3,000,000

  2.55%, 4/20/1999 (Liquidity Facility: Bank of Nova Scotia and Commerzbank).  . . . . . .          2,000,000         2,000,000

Woodbridge Township, BAN 4%, 7/1/1999. . . . . . . . . . . . . . . . . . . . . . . . . . .          3,820,450         3,825,992

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $115,598,841). . . . . . . . . . . . . . . . . . . . . . . . . . .              97.7%      $115,598,841

                                                                                                      _______     _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.3%    $    2,701,214
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $118,300,055
                                                                                                      _______     _____________

Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit
BAN         Bond Anticipation Notes                                 MBIA        Municipal Bond Investors Assurance
BPA         Bond Purchase Agreement                                                Insurance Corporation
CP          Commercial Paper                                        PCR         Pollution Control Revenue
EDR         Economic Development Revenue                            SBPA        Standby Bond Purchase Agreement
FGIC        Financial Guaranty Insurance Company                    SWDR        Solid Waste Disposal Revenue
GO          General Obligation                                      VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               _______                           ________________                _________________
F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                     86.1%
AAA/AA (b)                         Aaa/Aa (b)                        AAA/AA (b)                            8.6
Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         5.3
                                                                                                        _______
                                                                                                         100.0%
                                                                                                        _______

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Securities payable on demand. Variable interest rate--subject to periodic change.

(b)Notes which are not MIG, SP or F rated are represented by bond ratings of the issuers.

(c)Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                              FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                     Cost            Value
                                                                                               ______________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $115,598,841      $115,598,841

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,299,311

                                 Receivable for investment securities sold . . . . . . . .                              800,114

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                              631,795

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               16,360

                                                                                                                  _____________

                                                                                                                    118,346,421

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               19,094

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               27,272

                                                                                                                  _____________

                                                                                                                         46,366

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $118,300,055

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $118,303,534

                                 Accumulated net realized gain (loss) on investments . . .                               (3,479)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $118,300,055
                                                                                                                  _____________

SHARES OUTSTANDING

(1 billion shares of $.001 par value Common Stock authorized). . . . . . . . . . . . . . .                          118,303,534

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                               SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $1,804,271

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .        $   295,519

                                 Shareholder servicing costs-Note 2(b) . . . . . . . . . .             44,088

                                 Auditing fees . . . . . . . . . . . . . . . . . . . . . .             16,168

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              8,490

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .              6,200

                                 Prospectus and shareholders' reports  . . . . . . . . . .              4,527

                                 Directors' fees and expenses--Note 2(c) . . . . . . . . .              1,274

                                 Legal fees  . . . . . . . . . . . . . . . . . . . . . . .              1,012

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,446

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .            380,724

                                 Less--reduction in management fee due to

                                    undertaking--Note 2(a) . . . . . . . . . . . . . . . .           (110,764)

                                                                                                  ___________

                                    Net Expenses . . . . . . . . . . . . . . . . . . . . .                              269,960
                                                                                                                    ___________

INVESTMENT INCOME-NET, representing net increase in net assets resulting
from operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $1,534,311

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                          February 28, 1999        Year Ended
                                                                                             (Unaudited)        August 31, 1998
                                                                                            _____________        _____________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    1,534,311      $     3,819,515

  Net realized gain (loss) from investments  . . . . . . . . . . . . . . . . . . . . . .         ---                    (3,479)
                                                                                            _____________        _____________


    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . .        1,534,311            3,816,036
                                                                                            _____________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income-net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,534,311)          (3,819,515)
                                                                                            _____________        _____________

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       35,305,776           79,800,472

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,486,699            3,709,795

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (37,114,911)        (101,437,681)
                                                                                            _____________        _____________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . .         (322,436)         (17,927,414)
                                                                                            _____________        _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . .         (322,436)         (17,930,893)

NET ASSETS

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      118,622,491          136,553,384
                                                                                            _____________        _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $118,300,055         $118,622,491
                                                                                            _____________        _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                           Six Months Ended
                                                                           February 28, 1999        Year Ended August 31,
                                                                                                 __________________________

PER SHARE DATA:                                                               (Unaudited)        1998        1997      1996(1)
                                                                               _________        _______     _______    _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .      $  1.00         $  1.00     $  1.00    $  1.00
                                                                                _______         _______     _______    _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .         .013            .030        .031       .025
                                                                                _______         _______     _______    _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .        (.013)          (.030)      (.031)     (.025)
                                                                                _______         _______     _______    _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .        $1.00           $1.00       $1.00      $1.00
                                                                                _______         _______     _______    _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . .         2.60%(2)        3.01%       3.17%      3.38%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .          .45%(2)         .45%        .36%       .06%(2)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . . . . . .         2.60%(2)        2.97%       3.12%      3.25%(2)

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . . . . . . . . .          .19%(2)         .19%        .27%       .68%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .     $118,300        $118,622    $136,553   $100,248
------------------------

(1)  From December 1, 1995 (commencement of operations) to August 31, 1996.

(2)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus BASIC New Jersey Municipal Money Market Portfolio (the "Fund") is a separate non-diversified series of Dreyfus BASIC Municipal Fund, Inc. (the " Company" ) which is registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering four series including the Fund. The Fund' s investment objective is to provide investors with as high a level of current income exempt from Federal and New Jersey income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Company's Board of Directors to represent the fair value of the Fund's investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $4,583 during the period ended February 28, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of $352 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 1998. The carryover does not include net realized securities losses from November 1, 1997 through August 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

At February 28, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $110,764 during the period ended February 28, 1999.

   (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1999, the Fund was charged $37,564 pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1999, the Fund was charged $4,147 pursuant to the transfer agency agreement.

   (C) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
                                   [reg.tm logo]

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DREYFUS BASIC NEW JERSEY

MUNICIPAL MONEY MARKET PORTFOLIO

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940



Printed in U.S.A.                                              127SA992

BASIC New Jersey

Municipal Money

Market Portfolio

Semi-Annual

Report

February 28, 1999